Expenses (Tables)	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of expenses

		Consolidated
		December 2023	December 2022
		$	$
Loss before income tax includes the following specific expenses:
Amortisation
Amortisation		934,705	934,711

Interest expense
Borrowings		39,257	—
Contingent consideration – Effective Interest	15	220,484	221,637

		259,741	221,637
Superannuation expense
Defined contribution superannuation expense		48,730	63,734

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation		1,793,896	1,778,503